Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Current Assets
Cash and cash equivalents	$ 9,130,849	$ 560,252
Restricted cash	161,084	97,515
Accounts receivable, net	4,180,559	2,602,597
Notes receivable	81,265	303,379
Inventories	1,007,918	1,266,880
Advance to suppliers	319,088	227,204
Amounts due from related parties		133,757
Prepayments, receivables and other assets	707,337	910,606
Total Current Assets	15,588,100	6,102,190
Property, plant and equipment, net	1,158,898	862,453
Construction in progress	649,235	626,404
Intangible assets, net	61,096	60,673
Deferred tax assets, net	13,504	6,174
Total Non-current Assets	1,882,733	1,555,704
Total Assets	17,470,833	7,657,894
Current Liabilities
Notes payable	233,336	385,121
Accounts payable	1,685,419	2,407,359
Refund liabilities	78,317
Advances from customers	57,553	292,947
Amounts due to related parties	2,483,094
Accrued expenses and other current liabilities	691,522	416,226
Income tax payable	1,064,314	870,466
Total Current Liabilities	6,321,372	4,372,119
Long-term payable	41,706
Total Non-Current Liabilities	41,706
Total Liabilities	6,363,078	4,372,119
Commitments and Contingencies
Shareholders' Equity
Common stocks (par value $0.001 per share, unlimited shares authorized; 22,706,701 and 20,000,000 shares issued and outstanding at March 31, 2019 and 2018 respectively*)	22,706	20,000
Additional paid-in capital	7,950,782	1,463,757
Retained earnings	3,083,872	1,544,645
Accumulated other comprehensive income	50,395	257,373
Total Shareholders' Equity	11,107,755	3,285,775
Total Liabilities and Shareholders' Equity	$ 17,470,833	$ 7,657,894